Borrowings (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Opening balance	€ 483	€ 229
Transaction costs	(15)	(6)	€ (6)
Net proceeds	1,394	294
Additions from business combinations (Senior notes)	447	0
Amount classified as equity (net of transaction costs)	(139)	(51)
Accrued interest	60	19
Interest paid	(35)	(8)
Foreign exchange movements	31	0
Closing balance	2,241	483	€ 229
Convertible bonds 2020
Borrowings
Proceeds from issue of convertible bond	0	300
Convertible bonds 2021 | August 2025 (Tranche A)
Borrowings
Proceeds from issue of convertible bond	609	0
Convertible bonds 2021 | February 2028 (Tranche B)
Borrowings
Proceeds from issue of convertible bond	500	0
Bank Loan
Borrowings
Proceeds from loan	€ 300	€ 0